SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Sep. 30, 2012
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
SUMMARY OF QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

Note 18—Summary of quarterly results of operations (unaudited)

The following is a summary of our quarterly results of operations for the years ended September 30, 2012 and 2011:

	Three months ended
Fiscal 2012 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

			(As restated)	(As restated)
Net sales	$359,687	$365,397	$339,645	$316,766	$1,381,495
Operating income	29,142	38,586	32,540	27,754	128,022
Net income attributable to Cubic	21,088	26,721	23,397	20,694	91,900
Net income per share	0.79	1.00	0.88	0.77	3.44

	Three months ended
Fiscal 2011 (in thousands, except per share data)					Year ended September 30
	September 30	June 30	March 31	December 31

	(As restated)	(As restated)	(As restated)	(As restated)	(As restated)
Net sales	$343,021	$322,787	$347,889	$281,884	$1,295,581
Operating income	19,688	27,790	40,610	25,420	113,508
Net income attributable to Cubic	14,625	22,050	28,785	18,134	83,594
Net income per share	0.55	0.82	1.08	0.68	3.13

The following tables present the effects of adjustments made to our previously reported unaudited consolidated quarterly financial information for the quarters ended March 31, 2012, December 31, 2011, and each of the quarters in the years ended September 30, 2011. For further information regarding these adjustments, see Note 2.

For the three month periods ended September 30, 2011, and June 30, 2011, $5.0 million and $8.9 million, respectively, of costs were erroneously classified as product costs. As such, these costs were reclassified to service costs in the following tables.

	Consolidated statement of income Three months ended September 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$177,762	$(4,582)	$3,733	$(4,834)	$172,079
Services	169,148	(3,690)	650	4,834	170,942

	346,910	(8,272)	4,383	—	343,021
Costs and expenses:
Products	127,070	2,048	2,978	(9,907)	122,189
Services	134,285	505	646	9,021	144,457
Selling, general and administrative	43,724	—	550	886	45,160
Research and development	7,453	—	—	—	7,453
Amortization of purchased intangibles	4,074	—	—	—	4,074

	316,606	2,553	4,174	—	323,333

Operating income	30,304	(10,825)	209	—	19,688
Other income (expense):
Interest and dividend income	839	—	—	—	839
Interest expense	(306)	—	—	—	(306)
Other income (expense)—net	3,681	(48)	(1,509)	—	2,124

Income before income taxes	34,518	(10,873)	(1,300)	—	22,345
Income taxes	10,369	(3,028)	330	—	7,671

Net income	24,149	(7,845)	(1,630)	—	14,674
Less noncontrolling interest in income of VIE	49	—	—	—	49

Net income attributable to Cubic	$24,100	$(7,845)	$(1,630)	$—	$14,625

Basic and diluted net income per common share	$0.90	$(0.29)	$(0.06)	$—	$0.55

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended June 30, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$148,441	$(3,037)	$321	$(3,670)	$142,055
Services	171,464	5,598	—	3,670	180,732

	319,905	2,561	321	—	322,787
Costs and expenses:
Products	114,325	487	722	(14,048)	101,486
Services	131,424	341	—	13,227	144,992
Selling, general and administrative	36,831	—	329	821	37,981
Research and development	6,281	—	—	—	6,281
Amortization of purchased intangibles	4,257	—	—	—	4,257

	293,118	828	1,051	—	294,997

Operating income	26,787	1,733	(730)	—	27,790
Other income (expense):
Interest and dividend income	490	—	—	—	490
Interest expense	(374)	—	—	—	(374)
Other income (expense)—net	767	(44)	509	—	1,232

Income before income taxes	27,670	1,689	(221)	—	29,138
Income taxes	6,800	443	(211)	—	7,032

Net income	20,870	1,246	(10)	—	22,106
Less noncontrolling interest in income of VIE	56	—	—	—	56

Net income attributable to Cubic	$20,814	$1,246	$(10)	$—	$22,050

Basic and diluted net income per common share	$0.78	$0.05	$—	$—	$0.82

Average number of common shares outstanding	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended March 31, 2012					Consolidated statement of income Three months ended March 31, 2011
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,630	$(2,026)	$172	$—	$155,776	$157,350	$(2,052)	$82	$—	$155,380
Services	183,364	505	—	—	183,869	176,618	15,891	—	—	192,509

	340,994	(1,521)	172	—	339,645	333,968	13,839	82	—	347,889
Costs and expenses:
Products	106,679	435	370	(800)	106,684	106,510	928	(86)	(539)	106,813
Services	145,787	(145)	—	—	145,642	152,453	(84)	—	—	152,369
Selling, general and administrative	43,029	—	(790)	800	43,039	37,377	—	598	539	38,514
Research and development	8,072	—	—	—	8,072	5,271	—	—	—	5,271
Amortization of purchased intangibles	3,668	—	—	—	3,668	4,312	—	—	—	4,312

	307,235	290	(420)	—	307,105	305,923	844	512	—	307,279

Operating income	33,759	(1,811)	592	—	32,540	28,045	12,995	(430)	—	40,610
Other income (expense):
Interest and dividend income	964	—	—	—	964	375	—	—	—	375
Interest expense	(331)	—	—	—	(331)	(374)	—	—	—	(374)
Other income (expense)—net	12	(55)	165	—	122	(16)	(39)	(431)	—	(486)

Income before income taxes	34,404	(1,866)	757	—	33,295	28,030	12,956	(861)	—	40,125
Income taxes	10,100	(678)	425	—	9,847	8,000	3,487	(231)	—	11,256

Net income	24,304	(1,188)	332	—	23,448	20,030	9,469	(630)	—	28,869
Less noncontrolling interest in income of VIE	51	—	—	—	51	84	—	—	—	84

Net income attributable to Cubic	$24,253	$(1,188)	$332	$—	$23,397	$19,946	$9,469	$(630)	$—	$28,785

Basic and diluted net income per common share	$0.91	$(0.04)	$0.01	$—	$0.88	$0.75	$0.35	$(0.02)	$—	$1.08

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736

	Consolidated statement of income Three months ended December 31, 2011					Consolidated statement of income Three months ended December 31, 2010
(amounts in thousands, except per share data)	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated	Previously reported	Revenue recognition adjustments	Other adjustments	Reclassifications	As restated

Net sales:
Products	$157,312	$(3,153)	$(849)	$—	$153,310	$135,371	$(1,173)	$(2,779)	$—	$131,419
Services	161,435	2,671	(650)	—	163,456	149,049	1,416	—	—	150,465

	318,747	(482)	(1,499)	—	316,766	284,420	243	(2,779)	—	281,884
Costs and expenses:
Products	114,751	434	(954)	(782)	113,449	90,087	701	(2,567)	(430)	87,791
Services	132,243	(189)	(646)	—	131,408	121,811	433	—	—	122,244
Selling, general and administrative	34,637	—	(199)	782	35,220	37,030	—	676	430	38,136
Research and development	4,896	—	—	—	4,896	6,255	—	—	—	6,255
Amortization of purchased intangibles	4,039	—	—	—	4,039	2,038	—	—	—	2,038

	290,566	245	(1,799)	—	289,012	257,221	1,134	(1,891)	—	256,464

Operating income	28,181	(727)	300	—	27,754	27,199	(891)	(888)	—	25,420
Other income (expense):
Interest and dividend income	762	—	—	—	762	864	—	—	—	864
Interest expense	(347)	—	—	—	(347)	(407)	—	—	—	(407)
Other income (expense)—net	1,691	(51)	(717)	—	923	(227)	(40)	(941)	—	(1,208)

Income before income taxes	30,287	(778)	(417)	—	29,092	27,429	(931)	(1,829)	—	24,669
Income taxes	8,800	(338)	(109)	—	8,353	7,400	(382)	(604)	—	6,414

Net income	21,487	(440)	(308)	—	20,739	20,029	(549)	(1,225)	—	18,255
Less noncontrolling interest in income of VIE	45	—	—	—	45	121	—	—	—	121

Net income attributable to Cubic	$21,442	$(440)	$(308)	$—	$20,694	$19,908	$(549)	$(1,225)	$—	$18,134

Basic and diluted net income per common share	$0.80	$(0.02)	$(0.01)	$—	$0.77	$0.74	$(0.02)	$(0.05)	$—	$0.68

Average number of common shares outstanding	26,736	—	—	—	26,736	26,736	—	—	—	26,736